Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Balance Sheet [Abstract]
Gross proceeds		$ 189,750,000
Less:
Proceeds allocated to Public Warrants		(4,204,248)
Common stock issuance costs		(7,701,178)
Plus:
Accretion of redeemable common stock	$ 2,137,638	15,680,910
Contingently redeemable common stock	9,252,208	$ 193,525,484
Less:
Partial redemption	$ (186,410,914)